Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

June 14, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	Form N-14 for Financial Investors (the “Trust”) on behalf of the RiverFront Asset Allocation Income & Growth, RiverFront Asset Allocation Moderate, RiverFront Asset Allocation Growth and RiverFront Asset Allocation Growth & Income (File No. 811-08194)

Dear Sir or Madam:

Attached for filing is the initial registration statement on Form N-14 for the Funds under the Securities Act of 1933, as amended. This Form N-14 is being filed in connection with reorganization of the RiverFront Asset Allocation Income & Growth (an “Acquired Fund”) into RiverFront Asset Allocation Moderate (an “Acquiring Fund”) and the reorganization of RiverFront Asset Allocation Growth (an “Acquired Fund”) into RiverFront Asset Allocation Growth & Income (an “Acquiring Fund”). The Acquiring Funds will assume all of the assets and liabilities of the Acquired Funds.

No fees are required in connection with this filing.

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, counsel for the Trust, at (303) 892-7381.

Sincerely,

/s/Karen Gilomen
Karen Gilomen
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP